Operating Segments Information	12 Months Ended
Dec. 31, 2019
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Operating Segments Information
39.	OPERATING SEGMENTS INFORMATION

a.	Operating segments, segment revenue and operating results
TSMC’s chief operating decision makers periodically review operating results, focusing on operating income generated by foundry segment. Operating results are used for resource allocation and/or performance assessment. As a result, the Company has only one operating segment, the foundry segment. The foundry segment engages mainly in the manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks.

The basis for the measurement of income from operations is the same as that for the preparation of financial statements. Please refer to the consolidated statements of comprehensive income for the related segment revenue and operating results.

b.	Geographic, product and major customers information were as follows:

1)	Geographic information

	Net Revenue from External Customers
	Year Ended	Noncurrent Assets
	December 31	December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Taiwan	$88,046.1	$1,039,471.3	$1,344,352.6
United States	635,851.7	7,569.8	8,850.1
China	110,201.4	43,574.5	38,586.6
Europe, the Middle East and Africa	69,046.8	8.3	186.2
Japan	60,628.0	13.1	27.1
Others	13,673.2	—	3.1

	$977,447.2	$1,090,637.0	$1,392,005.7

The Company categorized the net revenue mainly based on the countries where the customers are headquartered. For geographic information in 2018 and 2019, please refer to Note 24. Noncurrent assets include property, plant and equipment, right-of-use
assets, intangible assets and other noncurrent assets.

2)	Product information

Year Ended December 31
2017
NT$
Product	(In Millions)
Wafer	$875,461.4
Others	101,985.8

$977,447.2

For product information in 2018 and 2019, please refer to Note 24.

3)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2017		2018		2019
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)
Customer A	$220,463.1	23	$224,690.7	22	$247,213.3	23
Customer B	46,355.5	5	83,885.6	8	152,876.9	14

Commencing in 2018, the Company began to break down the net revenue by product, by geography, by resolution and by customer based on a new method which associates most estimated sales returns and allowances with individual sales transactions, as opposed to the previous method which allocated sales returns and allowances based on the aforementioned gross revenue. The Company believes the new method provides a more relevant breakdown than the previous one. On a comparable basis, the classifications of 2017 have been revised accordingly.